Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUE	$ 5,000		$ 45,726
Other operating income, net	890	259	183
Administrative expenses	(15,289)	(13,039)	(12,450)
Research and development expenses	(58,152)	(54,490)	(42,105)
Total operating loss	(67,551)	(67,270)	(8,646)
Other income and gains	3,303	2,079	213
Other expenses	(80)	(1,395)	(70)
Investment income	62	550	32
Fair value gain on financial assets at fair value through profit or loss (“FVTPL”)		484	40
Fair value (loss)/gain on financial liabilities at FVTPL	(39,171)	7,195	(46,910)
Finance costs	(791)	(433)	(1,337)
LOSS BEFORE TAX	(104,228)	(58,790)	(56,678)
Income tax expense	(643)
LOSS FOR THE YEAR	(104,871)	(58,790)	(56,678)
Attributable to:
Ordinary Equity Holders of the Parent	(104,871)	(58,790)	(56,678)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of the financial statements of subsidiaries	(82)	(3,157)	(94)
Other comprehensive loss for the year, net of tax	(82)	(3,157)	(94)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(104,953)	(61,947)	(56,772)
Attributable to:
Ordinary Equity Holders of the Parent	$ (104,953)	$ (61,947)	$ (56,772)
Basic and diluted
Loss for the year ($ per share) (in Dollars per share)	$ (2.42)	$ (2.31)	$ (2.23)
Diluted loss for the year ($ per share) (in Dollars per share)	$ (2.42)	$ (2.31)	$ (2.23)
Weighted average common shares outstanding (in Shares)	43,342,068	25,440,000	25,440,000
Weighted average common shares outstanding, diluted (in Shares)	43,342,068	25,440,000	25,440,000